Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000214795
Shareholder Report [Line Items]
Fund Name	Zacks Earnings Consistent Portfolio ETF
Trading Symbol	ZECP
Security Exchange Name	NYSEArca
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
AssetsNet	$ 342,457,042
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 706,811
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$342,457,042
Number of Portfolio Holdings	60
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$706,811
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.2%
Real Estate	0.7%
Energy	0.9%
Utilities	3.6%
Consumer Discretionary	5.6%
Consumer Staples	7.5%
Communications	10.2%
Health Care	13.2%
Industrials	14.1%
Financials	14.1%
Technology	28.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc., Class A	8.4%
Apple, Inc.	7.9%
Microsoft Corporation	6.9%
Caterpillar, Inc.	4.4%
JPMorgan Chase & Company	3.0%
Walmart, Inc.	2.9%
Eli Lilly & Company	2.7%
Corning, Inc.	2.3%
American Express Company	2.3%
Applied Materials, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000253655
Shareholder Report [Line Items]
Fund Name	Zacks Focus Growth ETF
Trading Symbol	GROZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-813-3507
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[2]
AssetsNet	$ 90,444,099
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 133,328
InvestmentCompanyPortfolioTurnover	9.00%
C000262121
Shareholder Report [Line Items]
Fund Name	Zacks Quality International ETF
Trading Symbol	QUIZ
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-855-813-3507
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Quality International ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[3]
AssetsNet	$ 82,286,815
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 107,402
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$82,286,815
Number of Portfolio Holdings	179
Advisory Fee	$107,402
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.9%
Real Estate	0.2%
Communication Services	0.4%
Communications	3.4%
Energy	4.3%
Utilities	4.4%
Consumer Discretionary	6.9%
Materials	7.0%
Consumer Staples	7.1%
Technology	10.6%
Health Care	10.7%
Industrials	17.6%
Financials	24.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ASML Holding N.V.	3.3%
HSBC Holdings PLC	2.4%
Sumitomo Electric Industries Ltd.	2.1%
Roche Holding A.G.	1.8%
Siemens A.G.	1.6%
British American Tobacco plc	1.4%
Shell plc	1.3%
Novartis A.G.	1.3%
Commonwealth Bank of Australia	1.2%
Mizuho Financial Group, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000245117
Shareholder Report [Line Items]
Fund Name	Zacks Small/Mid Cap ETF
Trading Symbol	SMIZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-813-3507
Additional Information Website	https://zacksetfs.com/resources.php
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[4]
AssetsNet	$ 258,030,628
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 441,714
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$258,030,628
Number of Portfolio Holdings	217
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$441,714
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.5%
Utilities	2.7%
Energy	3.2%
Communications	3.7%
Real Estate	3.9%
Consumer Staples	4.1%
Consumer Discretionary	4.8%
Materials	5.0%
Health Care	5.4%
Financials	19.8%
Technology	21.5%
Industrials	23.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
Comfort Systems USA, Inc.	1.5%
Kulicke & Soffa Industries, Inc.	1.2%
Credo Technology Group Holding Ltd.	1.2%
MasTec, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Western Digital Corporation	1.2%
Northern Trust Corporation	1.2%
Sandisk Corporation	1.2%
Nextpower, Inc., Class A	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized